Property and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Gross property and equipment	$ 49,106	$ 45,996	$ 46,947
Less: accumulated depreciation	(17,183)	(15,152)	(9,791)
Total property and equipment, net	31,923	30,844	37,156
Land [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	422	422	659
Assets not placed into service [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	1,656	831	662
Energy infrastructure [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	3,986	3,986	4,664
General infrastructure [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	12,217	12,214	12,402
IT infrastructure [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	858	824	820
Miners [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	18,050	15,802	15,759
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	76	76	140
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	343	343	343
Miner chip inventory [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	$ 11,498	$ 11,498	$ 11,498